Long-term debt - Narrative (Details) $ in Thousands								1 Months Ended	12 Months Ended
	Feb. 17, 2026 USD ($)	Sep. 30, 2025 USD ($)	Apr. 04, 2025 USD ($)	Jan. 29, 2025 USD ($)	May 13, 2022 USD ($)	Apr. 27, 2022 USD ($)	Sep. 11, 2020 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 27, 2026	Mar. 04, 2026 USD ($)	Jan. 30, 2026 USD ($)	Dec. 19, 2025 USD ($)	Oct. 13, 2020 USD ($)	Apr. 04, 2017 USD ($)
Debt Instrument [Line Items]
Deferred financing costs									$ 6,969	$ 2,789
Short-term bank loans
Debt Instrument [Line Items]
Aggregate principal amount									$ 184,994	0
2027 Notes
Debt Instrument [Line Items]
Aggregate principal amount							$ 150,000											$ 138,354	$ 265,000
Redemption price, percentage of principal amount redeemed				35.27%			102.25%
Deferred financing costs							$ 2,000												$ 3,001
Redemption price, amount			$ 243,120	$ 136,145	$ 154,407						$ 1,904	$ 4,627	$ 18,364
Redemption price (as percent)			100.00%	100.00%	99.94%						95.20%	98.01%	105.74%
Annual interest rate									5.875%
Principal amount redeemed			$ 243,120	$ 136,145	$ 150,000						$ 2,000	$ 4,721	$ 17,368
Notes payable									$ 0	379,265
2029 Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 350,000
Deferred financing costs						$ 2,651
Redemption price, amount											2,813	$ 12,015
Reissued face amount		$ 15,800						$ 15,800	15,800
Issuance and proceeds from sale of notes								$ 16,156	$ 16,156	0	$ 0
Redemption price (as percent)											93.76%	93.87%
Annual interest rate						6.125%			6.125%
Principal amount redeemed											$ 3,000	$ 12,800
Notes payable									$ 350,000	334,200
2029 Notes | Subsequent event
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed	38.51%
Redemption price, amount	$ 134,796														$ 400
Face amount authorized for redemption																$ 150,000
2029 Notes | Subsequent event | Short-term bank loans
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed	38.51%
Redemption price, amount	$ 134,796
2029 Notes | Restaurants and office
Debt Instrument [Line Items]
Reduce of commission, percentage						15.00%
2029 Notes | Supply chain
Debt Instrument [Line Items]
Reduce of commission, percentage						10.00%
2029 Notes | Minimum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate														6.25%
2029 Notes | Maximum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate														6.375%
Syndicated Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, covenant terms, minimum, ratio of Indebtedness to EBITDA		3.00						3.00
Ratio of net indebtedness to EBITDA									1.15
Letters of credit		$ 200,000						$ 200,000
Maturity term		4 years
Extension term		1 year
Syndicated Revolving Credit Facility | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.10%
Syndicated Revolving Credit Facility | Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.40%
2032 Notes
Debt Instrument [Line Items]
Aggregate principal amount				600,000
Deferred financing costs				$ 5,761
Issuance and proceeds from sale of notes									$ 597,498	0	$ 0
Annual interest rate				6.375%					6.375%
Notes payable									$ 600,000	0
4131 Bank Loans | Short-term bank loans
Debt Instrument [Line Items]
Deferred financing costs																	$ 562
Debt instrument, covenant terms, minimum, ratio of Indebtedness to EBITDA																	3.00
Ratio of net indebtedness to EBITDA									1.15
J.P. Morgan, Itaú Unibanco S.A | Revolving credit facility
Debt Instrument [Line Items]
Letters of credit										25,000
Banco Santander (Brasil) S.A. | Revolving credit facility
Debt Instrument [Line Items]
Letters of credit										25,000
Citibank Note, Due January 2029 | Short-term bank loans
Debt Instrument [Line Items]
Aggregate principal amount									$ 50,000	0							$ 50,000
Annual interest rate									4.39%
Bank of America, N.A., Due January 2029 | Short-term bank loans
Debt Instrument [Line Items]
Aggregate principal amount									$ 50,000	0							50,000
Annual interest rate									4.40%
JPMorgan Chase Bank, N.A., Due January 2029 | Short-term bank loans
Debt Instrument [Line Items]
Aggregate principal amount									$ 50,000	$ 0							$ 50,000
Annual interest rate									4.71%